SIGNIFICANT ACCOUNTING POLICIES (Accounting for stock-based compensation) (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 27, 2015	Dec. 31, 2016	Dec. 31, 2015
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Phantom share based payment			$ 148
Employee Stock Option [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield		0.00%	0.00%
Expected volatility		40.90%	41.10%
Risk-free interest rate		1.10%	1.20%
Expected life (years)		4 years 9 months 11 days	3 years 11 months 23 days
Stock options, expiration period		7 years
Employee Stock Option [Member] | Minimum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period		3 years
Employee Stock Option [Member] | Maximum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period		4 years
Phantom Share Based Payment [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield		0.00%	0.00%
Expected volatility		46.90%	39.20%
Risk-free interest rate		1.80%	1.80%
Expected life (years)		4 years 3 months 18 days	5 years 2 months 12 days
Vesting period		4 years
Reclassified amount pursuant to modification	$ 195
Phantom share based payment		$ 100	$ 538
RSUs [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period		4 years